Share based compensation reserve - Director and Senior Management Share Awards (Details) - Restricted shares - shares			1 Months Ended	3 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Jan. 31, 2021	Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period	2,699,157			2,699,157
Forfeitures in the period (in shares)				(209,938)
Number of other equity instruments expired in share-based payment arrangement				171,579
Awards vested and issued in period (in shares)				(761,544)
Number of other equity instruments outstanding (in shares) at end of period				1,556,096
Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vested and issued in period (in shares)	(152,695)
January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)			820,202
New awards granted in the period (in shares)			820,202
January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)		1,140,518
New awards granted in the period (in shares)		1,140,518
January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period	193,990			193,990
Forfeitures in the period (in shares)				0
Number of other equity instruments expired in share-based payment arrangement				0
Awards vested and issued in period (in shares)				(193,990)
Number of other equity instruments outstanding (in shares) at end of period				0
January 1, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period	152,695			152,695
Forfeitures in the period (in shares)				0
Number of other equity instruments expired in share-based payment arrangement				0
Awards vested and issued in period (in shares)				(152,695)
Number of other equity instruments outstanding (in shares) at end of period				0
January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period	598,173			598,173
Forfeitures in the period (in shares)				(11,735)
Number of other equity instruments expired in share-based payment arrangement				171,579
Awards vested and issued in period (in shares)				(414,859)
Number of other equity instruments outstanding (in shares) at end of period				0
January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period	683,549			683,549
Forfeitures in the period (in shares)				(40,620)
Number of other equity instruments expired in share-based payment arrangement				0
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				642,929
January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period	894,750			894,750
Forfeitures in the period (in shares)				(92,583)
Number of other equity instruments expired in share-based payment arrangement				0
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				802,167
Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period	176,000			176,000
Forfeitures in the period (in shares)				(65,000)
Number of other equity instruments expired in share-based payment arrangement				0
Awards vested and issued in period (in shares)				0
Number of other equity instruments outstanding (in shares) at end of period				111,000